SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2024
Summary Of Material Accounting Policies
Basis of preparation

A.	Basis of preparation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with IAS 34, Interim Financial Reporting as issued by the International Accounting Standards Board (IASB). The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the Company’s annual audited consolidated financial statements for the period ended December 31, 2023. These unaudited interim condensed consolidated financial statements were authorized for issuance by the Company’s Board of Directors on November 4, 2024.

All dollar amounts are in U.S. dollars unless otherwise stated.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED

Recent Accounting Pronouncements

B.	Recent Accounting Pronouncements

In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” (“IFRS 18”). IFRS 18 mainly introduces three sets of requirements to give investors more transparent and comparable information about companies’ financial performance: additional subtotals with newly defined categories for classifying income and expenses in the statement of profit or loss, disclosures about management-defined performance measures, and enhanced requirements for more useful grouping of information in the financial statements.

IFRS 18 will replace IAS 1 and will be effective for annual periods beginning on or after January 1, 2027. The impact of IFRS 18 on Real’s consolidated financial statements is being evaluated.